Revenue - Revenue disaggregation by types of products (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Revenue disaggregation by types of products
Total revenues	¥ 3,131,624	$ 491,420	¥ 6,019,681	¥ 6,845,580
Merchandise sales
Revenue disaggregation by types of products
Total revenues	2,986,044	468,575	5,790,248	6,609,874
Watches
Revenue disaggregation by types of products
Total revenues	176,958		1,034,461	1,218,573
Bags
Revenue disaggregation by types of products
Total revenues	400,218		1,119,800	1,518,841
Clothing, Footwear and Accessories
Revenue disaggregation by types of products
Total revenues	1,651,758		2,044,598	2,444,133
Jewelleries
Revenue disaggregation by types of products
Total revenues	320,690		764,321	1,043,535
Other products
Revenue disaggregation by types of products
Total revenues	436,420		827,068	384,792
Marketplace and other services
Revenue disaggregation by types of products
Total revenues	145,580	$ 22,845	229,433	235,706
Marketplace services
Revenue disaggregation by types of products
Total revenues	116,026		200,051	182,895
Other services
Revenue disaggregation by types of products
Total revenues	¥ 29,554		¥ 29,382	¥ 52,811